Capital and reserves	12 Months Ended
Dec. 31, 2024
Capital and reserves
Capital and reserves

Note 18. Capital and reserves

The following table displays the composition and movements of capital and reserves:

	Class A	Class B
	ordinary	ordinary
Capital and reserves	shares	shares
Equity instruments as of January 1, 2022	206,571,517	903,670,701
Issued during the year for vesting of shares	277,127	—
Equity instruments as of December 31, 2022	206,848,644	903,670,701
Issued during the year for vesting of shares	945,555	—
Equity instruments as of December 31, 2023	207,794,199	903,670,701
Issued during the year for vesting of shares	1,298,657	—
Equity instruments as of December 31, 2024	209,092,856	903,670,701

18.1 Ordinary shares

As of December 31, 2024, the ordinary share capital of the Company amounted to €27.6 million, consisting of 209,092,856 Class A ordinary shares (nominal value CHF 0.1) and 903,670,701 Class B ordinary shares (nominal value CHF 0.01). As of December 31, 2023, the ordinary share capital amounted to €27.4 million, consisting of 207,794,199 Class A ordinary shares (nominal value CHF 0.1) and 903,670,701 Class B ordinary shares (nominal value CHF 0.01). As of December 31, 2022, the ordinary share capital amounted to €27.3 million, consisting of 206,848,644 Class A ordinary shares (nominal value CHF 0.1) and 903,670,701 Class B ordinary shares (nominal value CHF 0.01). Ordinary share capital is fully paid in. The holders of Class A and Class B shares are entitled to a single vote per share at shareholder meetings.

18.2 Additional paid-in capital

Additional paid-in capital includes the excess over the par value paid by shareholders in connection with the issuance of ordinary shares or participation certificates as well as impacts of other transactions with shareholders, non-controlling interests and equity-settled share-based payments. No other transactions occurred during the year ended December 31, 2024. The following is a summary of other transactions during the years ended December 31, 2023 and 2022 which impacted additional paid-in-capital:

During the year ended December 31, 2023, €52.0 million relate to recognized assets resulting from granted equity instruments to one licensor.

During the year ended December 31, 2022, the Company recorded a €3.0 million gain upon contribution of BetTech to SportTech as part of additional paid-in capital (refer to Note 3 and Note 26).

During the year ended December 31, 2022, the Company purchased a non-controlling interest in the subsidiary Sportradar US, LLC, a Delaware limited liability company, for €28.2 million ($32.0 million) in cash. Following this transaction, Sportradar US, LLC is a wholly-owned subsidiary of the Company.

18.3 Treasury shares

From time to time, the Company repurchases its own shares, including for employee tax withholding purposes, and the shares may then be used for issuances under the Sportradar Group AG Omnibus Stock Plan (refer to Note 29). Upon the vesting of RSUs, the Company fulfills its obligations under the equity instrument agreements by either issuing new shares of authorized ordinary shares or by issuing shares from treasury. In addition, on March 18, 2024, the board of directors approved a $200 million share buyback program. For the year ended December 31, 2024, the Company has repurchased 1.8 million shares under the plan for a total of approximately $20.3 million. Any shares repurchased by the Company are deposited in the Company’s treasury account. The treasury shares at December 31, 2024 and 2023 comprise the cost of the Company’s shares held by the Company. As of December 31, 2024 and 2023, the Company held €18.8 million and €2.3 million in treasury shares, respectively.

Movement in treasury shares	Number of shares	Cost €’000
Treasury Shares as of January 1, 2023	285,964	2,705
Purchased during the year	787,776	9,022
Surrendered during the year	(843,128)	(9,405)
Treasury shares as of December 31, 2023	230,612	2,322
Purchased during the year	2,627,731	28,725
Surrendered during the year	(931,057)	(12,234)
Treasury shares as of December 31, 2024	1,927,286	18,813

18.4 Capital management

The Company’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The capital management of the Company comprises the management of cash and shareholders’ equity and debt. The primary objective of the Company’s capital management is to ensure the availability of funds within the Company and comply with any applicable financial covenants. Refer to Note 19. The majority of the Company’s operations are financed by the Company’s operating cash flows. The Company manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of applicable financial covenants. The board of directors will determine whether to pay dividends in the future based on conditions existing at that time, including earnings, financial condition and capital requirements, as well as economic and other conditions as it may deem relevant.

The Company has an active share buyback program, refer to Note 18.3.